Right-of-use asset	12 Months Ended
Jun. 30, 2024
Right-of-use asset
Right-of-use asset

Note 16 -           Right-of-use asset

As of June 30, 2024 and 2023, the Company has signed a total of one operating leases for office space, with terms ranging from two years. The remaining lease term was an of 0.8 years and 1.8  years, respectively. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on long-term interest rates published by the People’s Bank of China in order to discount lease payments to present value. The weighted average discount rate of the Company’s operating leases was 4.75% per annum and 4.75% per annum as of June 30, 2024 and 2023, respectively.

Supplemental balance sheet information related to operating leases from the Company’s operations was as follows:

	As of	As of
	June 30,	June 30,
	2024	2023
Right-of-use asset	$126,388	$—

Operating lease liability	110,135	—
Total operating lease liability	$110,135	$—

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of March 31, 2024

For the years ended June 30, 2024 and 2023, the amortization of right-of-use assets amounted to $114,929 and Nil, respectively.

The following table presents maturity of lease liabilities as of June 30, 2024:

As of
June 30,
Twelve months ending June 30,	2024
2025	$111,451
Total future minimum lease payments	111,451
Less: imputed interest	(1,317)
Total	$110,135